Investment in Unconsolidated Joint Venture - Financial information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet:
Other assets	$ 128,538		$ 128,538		$ 134,557	$ 122,529
Total assets	4,710,210		4,710,210		2,342,215	2,343,302
Accounts payable, accrued liabilities, and other liabilities	306,146		306,146		284,210	311,448
Deferred revenue	699,245		699,245		673,007	616,754
Total liabilities	1,005,391		1,005,391		1,059,905	1,034,449
Total liabilities and equity	4,710,210		4,710,210		2,342,215	2,343,302
Income Statement:
Total revenues	216,456	$ 148,855	416,801	$ 297,782	603,989	568,475
Total costs and expenses					(591,232)	(583,492)
Other income (expense), net	16,465	(4,029)	17,281	(6,409)	863	(32,417)
Income tax benefit (expense)	1,746	(2,096)	624	(4,687)	(11,339)	11,490
Net income (loss)	14,858	(2,570)	42,732	(4,680)	6,349	(50,463)
Net income (loss) attributable to Janus Living, Inc.	10,723	(2,570)	42,055	(4,680)	6,349	(50,463)
Direct share of equity income (loss)			119		4,649
Equity income (loss) from unconsolidated joint venture	$ 0	$ 1,009	$ 111	$ 2,460	4,068	1,894
SH 2019 Ventures, LLV (JV)
Balance Sheet:
Net real estate					563,021	580,396
Other assets					40,539	38,631
Total assets					603,560	619,027
Accounts payable, accrued liabilities, and other liabilities					22,607	20,676
Deferred revenue					2,370	2,457
Total liabilities					24,977	23,133
Members' capital					578,238	595,549
Noncontrolling interests					345	345
Total equity					578,583	595,894
Total liabilities and equity					603,560	619,027
Income Statement:
Total revenues					167,176	161,946
Total costs and expenses					(158,958)	(154,352)
Other income (expense), net					1,505	(2,066)
Income tax benefit (expense)					(993)	(1,011)
Net income (loss)					8,730	4,517
Noncontrolling interests' share in earnings					(41)	(41)
Net income (loss) attributable to Janus Living, Inc.					8,689	4,476
Direct share of equity income (loss)					4,649	2,394
Basis difference amortization					(581)	(500)
Equity income (loss) from unconsolidated joint venture					$ 4,068	$ 1,894